Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Sales and operating income by segment
The following table presents sales and operating income by segment:

	Year Ended December 31
$ in millions	2019	2018	2017
Sales
Aeronautics Systems	$11,116	$10,293	$9,040
Defense Systems	7,495	6,612	5,479
Mission Systems	9,410	8,949	8,460
Space Systems	7,425	5,845	4,719
Intersegment eliminations	(1,605)	(1,604)	(1,694)
Total sales	33,841	30,095	26,004
Operating income
Aeronautics Systems	1,170	1,107	848
Defense Systems	781	690	534
Mission Systems	1,382	1,215	1,157
Space Systems	781	635	578
Intersegment eliminations	(205)	(200)	(214)
Total segment operating income	3,909	3,447	2,903
Net FAS (service)/CAS pension adjustment	465	613	638
Unallocated corporate expense	(405)	(280)	(323)
Total operating income	$3,969	$3,780	$3,218

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

Sales by Customer Type	Year Ended December 31
	2019		2018		2017
$ in millions	$	%(3)	$	%(3)	$	%(3)
Aeronautics Systems
U.S. government (1)	$9,258	83%	$8,732	85%	$7,817	86%
International (2)	1,688	15%	1,402	13%	1,107	12%
Other customers	67	1%	86	1%	70	1%
Intersegment sales	103	1%	73	1%	46	1%
Aeronautics Systems sales	11,116	100%	10,293	100%	9,040	100%
Defense Systems
U.S. government (1)	4,952	66%	4,132	62%	3,422	62%
International (2)	1,442	19%	1,249	19%	726	13%
Other customers	410	6%	481	7%	357	7%
Intersegment sales	691	9%	750	12%	974	18%
Defense Systems sales	7,495	100%	6,612	100%	5,479	100%
Mission Systems
U.S. government (1)	6,765	72%	6,501	73%	6,186	73%
International (2)	1,839	19%	1,653	18%	1,565	18%
Other customers	78	1%	77	1%	71	1%
Intersegment sales	728	8%	718	8%	638	8%
Mission Systems sales	9,410	100%	8,949	100%	8,460	100%
Space Systems
U.S. government (1)	6,959	94%	5,431	93%	4,544	96%
International (2)	185	2%	130	2%	54	1%
Other customers	198	3%	221	4%	85	2%
Intersegment sales	83	1%	63	1%	36	1%
Space Systems sales	7,425	100%	5,845	100%	4,719	100%
Total
U.S. government (1)	27,934	83%	24,796	82%	21,969	85%
International (2)	5,154	15%	4,434	15%	3,452	13%
Other customers	753	2%	865	3%	583	2%
Total Sales	$33,841	100%	$30,095	100%	$26,004	100%

(1)
Sales to the U.S. government include sales from contracts for which we are the prime contractor, as well as those for which we are a subcontractor and the ultimate customer is the U.S. government. Each of the company’s segments derives substantial revenue from the U.S. government.

(2) International sales include sales from contracts for which we are the prime contractor, as well as those for which we are a subcontractor and the ultimate customer is an international customer. These sales include foreign military sales contracted through the U.S. government.
(3) Percentages calculated based on total segment sales.

Reconciliation of Revenue from Segments to Consolidated [Table Text Block]

Sales by Contract Type	Year Ended December 31
	2019		2018		2017
$ in millions	$	%(1)	$	%(1)	$	%(1)
Aeronautics Systems
Cost-type	$5,299	48%	$5,066	50%	$4,743	53%
Fixed-price	5,714	52%	5,154	50%	4,251	47%
Intersegment sales	103		73		46
Aeronautics Systems sales	11,116		10,293		9,040
Defense Systems
Cost-type	2,509	37%	2,386	41%	2,354	52%
Fixed-price	4,295	63%	3,476	59%	2,151	48%
Intersegment sales	691		750		974
Defense Systems sales	7,495		6,612		5,479
Mission Systems
Cost-type	3,335	38%	3,099	38%	2,919	37%
Fixed-price	5,347	62%	5,132	62%	4,903	63%
Intersegment sales	728		718		638
Mission Systems sales	9,410		8,949		8,460
Space Systems
Cost-type	5,336	73%	4,453	77%	4,181	89%
Fixed-price	2,006	27%	1,329	23%	502	11%
Intersegment sales	83		63		36
Space Systems sales	7,425		5,845		4,719
Total
Cost-type	16,479	49%	15,004	50%	14,197	55%
Fixed-price	17,362	51%	15,091	50%	11,807	45%
Total Sales	$33,841		$30,095		$26,004
(1)
Percentages calculated based on external customer sales.
Revenue from External Customers by Geographic Areas [Table Text Block]

Sales by Geographic Region	Year Ended December 31
	2019		2018		2017
$ in millions	$	%(2)	$	%(2)	$	%(2)
Aeronautics Systems
United States	$9,325	85%	$8,818	86%	$7,887	88%
Asia/Pacific	810	7%	677	7%	635	7%
All other (1)	878	8%	725	7%	472	5%
Intersegment sales	103		73		46
Aeronautics Systems sales	11,116		10,293		9,040
Defense Systems
United States	5,362	79%	4,613	79%	3,779	84%
Asia/Pacific	369	5%	365	6%	194	4%
All other (1)	1,073	16%	884	15%	532	12%
Intersegment sales	691		750		974
Defense Systems sales	7,495		6,612		5,479
Mission Systems
United States	6,843	79%	6,578	80%	6,257	80%
Asia/Pacific	637	7%	592	7%	617	8%
All other (1)	1,202	14%	1,061	13%	948	12%
Intersegment sales	728		718		638
Mission Systems sales	9,410		8,949		8,460
Space Systems
United States	7,157	98%	5,652	98%	4,629	99%
Asia/Pacific	20	—%	32	—%	15	—%
All other (1)	165	2%	98	2%	39	1%
Intersegment sales	83		63		36
Space Systems sales	7,425		5,845		4,719
Total
United States	28,687	85%	25,661	85%	22,552	87%
Asia/Pacific	1,836	5%	1,666	6%	1,461	5%
All other (1)	3,318	10%	2,768	9%	1,991	8%
Total Sales	$33,841		$30,095		$26,004

(1)	All other is principally comprised of Europe and the Middle East.
(2)
Percentages calculated based on external customer sales.
Intersegment sales and operating income
The following table presents intersegment sales and operating income before eliminations:

	Year Ended December 31
$ in millions	2019		2018		2017
	Sales	Operating Income	Sales	Operating Income	Sales	Operating Income
Intersegment sales and operating income
Aeronautics Systems	$103	$10	$73	$8	$46	$5
Defense Systems	691	74	750	74	974	97
Mission Systems	728	113	718	115	638	106
Space Systems	83	8	63	3	36	6
Total	$1,605	$205	$1,604	$200	$1,694	$214

Total assets by segment	The following table presents assets by segment:

	December 31
$ in millions	2019	2018
Assets
Aeronautics Systems	$9,104	$8,396
Defense Systems	7,420	7,178
Mission Systems	9,934	9,400
Space Systems	10,595	9,148
Corporate assets(1)	4,036	3,531
Total assets	$41,089	$37,653

(1)
Corporate assets principally consist of cash and cash equivalents, refundable taxes, deferred tax assets, property, plant and equipment and marketable securities.

Additional information by segment
The following table presents capital expenditures and depreciation and amortization by segment:

	Year Ended December 31
$ in millions	2019	2018	2017	2019	2018	2017
	Capital Expenditures			Depreciation and Amortization(1)
Aeronautics Systems	$528	$657	$574	$224	$190	$164
Defense Systems	71	66	14	44	65	47
Mission Systems	229	197	158	133	121	117
Space Systems	352	226	98	189	130	77
Corporate	84	103	84	428	294	70
Total	$1,264	$1,249	$928	$1,018	$800	$475

(1)
Beginning in 2018, corporate amounts include the amortization of purchased intangible assets and the additional depreciation expense related to the step-up in fair value of property, plant and equipment acquired through business combinations as they are not considered part of management’s evaluation of segment operating performance.